Income/(loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Income/(Loss) Per Common Share

	Six months ended June 30
	2024	2025

Net income/(loss) income attributable to Pyxis Tankers Inc.	$8,842	$(1,237)

Dividend Series A Convertible Preferred Stock	(383)	—
Net income/(loss) attributable to common shareholders, basic	$8,459	$(1,237)

Dividend Series A Convertible Preferred Stock	383	—
Net income/(loss) attributable to common shareholders, diluted	$8,842	$(1,237)

Effect of dilutive securities:
Preferred shares	1,644,246	—

Weighted average number of common shares, basic	10,479,962	10,417,915
Weighted average number of common shares, diluted	12,124,208	10,417,915

Income/(loss) per common share, basic	$0.81	$(0.12)
Income/(loss) per common share, diluted	$0.73	$(0.12)